Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement Of Stockholders' Equity [Abstract]
Number of ESOP shares committed to be released (in shares)	12,779	12,779
Cash dividends declared (in dollars per share)	$ 0.06